Unaudited Condensed Parent Company Balance Sheets (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)	Jun. 30, 2025 CNY (¥)
ASSETS
Cash and cash equivalents	$ 88,988	¥ 603,790	¥ 806,599	¥ 709,217
Short-term investments	17,804	120,805	82,598
TOTAL ASSETS	332,677	2,257,236	2,390,948
Liabilities
Accounts and notes payable	69,850	473,936	517,878
Total liabilities	117,750	798,938	858,684
Shareholders’ equity
Treasury stock		(112,527)	(103,085)
Additional paid-in capital		1,421,133	1,414,499
Retained earnings		169,764	226,317
Total equity attributable to shareholders of the Company	214,172	1,453,178	1,526,663
Total liabilities and shareholders' equity	332,677	2,257,236	2,390,948
Common Class A [Member]
Shareholders’ equity
Ordinary shares value	1	6	6
Common Class B [Member]
Shareholders’ equity
Ordinary shares value	1	6	6
Treasury stock | $	(16,584)
Additional paid-in capital | $	209,449
Retained earnings | $	$ 25,020
Parent Company [Member]
ASSETS
Cash and cash equivalents		2,370	2,918
Short-term investments		2,208	2,667
Amounts due from Group companies		461,878	501,851
Investments in subsidiaries		455,685	471,430
Other assets		647,738	660,149
TOTAL ASSETS		1,569,879	1,639,015
Liabilities
Accounts and notes payable			863
Accrued expenses and other liabilities		3,727	4,608
Amounts due to Group companies		112,974	106,881
Total liabilities		116,701	112,352
Shareholders’ equity
Treasury stock		(112,527)	(103,085)
Additional paid-in capital		1,395,929	1,403,419
Retained earnings		169,764	226,317
Total equity attributable to shareholders of the Company		1,453,178	1,526,663
Total liabilities and shareholders' equity		1,569,879	1,639,015
Parent Company [Member] | Common Class A [Member]
Shareholders’ equity
Ordinary shares value		6	6
Parent Company [Member] | Common Class B [Member]
Shareholders’ equity
Ordinary shares value		¥ 6	¥ 6